DUE TO FORMER DIRECTOR – RELATED PARTY (Details Narrative) - USD ($)	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Defined Benefit Plan Disclosure [Line Items]
Due to related parties current	$ 29,777	$ 30,746	$ 33,347
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Due to related parties current	$ 29,777	$ 30,746